SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment reporting
Revenues	$ 382,407	$ 292,417	$ 200,010
Total net revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Revenues	239,176	182,958	101,424
Europe | Total net revenues
Segment reporting
Revenues (as a percent)	62.50%	62.50%	50.70%
Europe | France
Segment reporting
Revenues	52,264	42,504	32,913
North America
Segment reporting
Revenues	81,675	54,858	47,985
North America | Total net revenues
Segment reporting
Revenues (as a percent)	21.40%	18.80%	24.00%
North America | United States
Segment reporting
Revenues	65,376	46,136	41,840
Other countries
Segment reporting
Revenues	$ 61,556	$ 54,601	$ 50,601
Other countries | Total net revenues
Segment reporting
Revenues (as a percent)	16.10%	18.70%	25.30%